The reconciliation of bullion holdings for the years ended December 31, 2021 and 2020 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 2,405,478
Realized gains (losses) on sales and redemptions for physical bullion		$ (45)
Change in unrealized gains (losses)	527,962	(733,186)
Balance at end of year	3,597,211	2,405,478
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,405,478	1,075,133
Purchases	1,719,695	597,364
Sales
Redemptions for physical bullion		(160)
Realized gains (losses) on sales and redemptions for physical bullion		(45)
Change in unrealized gains (losses)	(527,962)	733,186
Balance at end of year	$ 3,597,211	$ 2,405,478